Oct. 31, 2024
T. Rowe Price Summit Municipal Intermediate Fund
Summit Municipal Intermediate Fund
Investment Objective(s)
The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Summit Municipal Intermediate Fund - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Summit Municipal Intermediate Fund		Investor Class		I Class	Advisor Class
Management fees	[1]	0.27%		0.27%	0.27%
Distribution and service (12b-1) fees		none		none	0.25%
Other expenses		0.16%		0.02%	0.20%
Total annual fund operating expenses	[1]	0.43%		0.29%	0.72%
Fee waiver/expense reimbursement		(0.03%)	[2]	none	(0.07%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1],[2]	0.40%		0.29%	0.65%
[1]	Restated to reflect current fees.
[2]

T. Rowe Price Associates, Inc., has contractually agreed to permanently waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and with respect to any class other than the Investor Class, 12b-1 fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.40%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses paid under this agreement (or, with respect to the I Class, a separate agreement limiting I Class Operating Expenses) are subject to reimbursement to T. Rowe Price Associates, Inc., by the applicable class whenever the class’ expense ratio is below 0.40% (excluding interest; expenses related to borrowing, taxes, and brokerage; nonrecurring, extraordinary expenses; and with respect to the Advisor Class, 12b-1 fees). However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price Summit Municipal Intermediate Fund - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 41	$ 30	$ 66
3 Years	128	93	208
5 Years	224	163	362
10 Years	$ 505	$ 368	$ 810

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.8% of the average value of its portfolio.

Principal Investment Strategies

The fund normally invests at least 90% of its total assets in investment-grade municipal securities, which are securities rated in one of the four highest rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest up to 10% of its total assets in below investment-grade bonds, known as “junk” bonds, including those with the lowest credit ratings.

Under normal conditions, the fund’s dollar-weighted average effective maturity will be three to ten years. There are no maturity limitations on individual securities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

Principal Risks
Risk Table - T. Rowe Price Summit Municipal Intermediate Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Municipal securities

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects. If the fund invests a substantial amount of its assets in issuers located in a single region, state, or city, there is an increased risk that environmental, economic, political, and social conditions in those regions will have a significant impact on the fund’s investment performance.

Alternative minimum tax

Alternative minimum tax: Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Credit quality

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

Interest rates

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

Callable bonds

Callable bonds: While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

Liquidity

Liquidity: The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the nine months ended 9/30/24 was 2.32%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	5.94%	Worst Quarter	3/31/22	-5.63%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Summit Municipal Intermediate Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			5.49%	1.95%	2.44%			Oct. 29, 1993
Investor Class | After Taxes on Distributions			5.49%	1.94%	2.44%
Investor Class | After Taxes on Distributions and Sales			4.30%	2.04%	2.46%
I Class			5.62%			1.85%		Mar. 01, 2019
Advisor Class			5.23%	1.67%	2.18%			Aug. 08, 2012
Bloomberg Municipal Bond Index	[1]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index			6.40%	2.25%	3.03%	2.08%	[2]
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index		Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index			5.26%	2.17%	2.58%	1.97%	[2]
Lipper Intermediate Municipal Debt Funds Average		Lipper Intermediate Municipal Debt Funds Average
Lipper Intermediate Municipal Debt Funds Average			5.52%	1.93%	2.28%	1.71%	[3]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 3/1/19.
[3]	Return since 2/28/19.

Updated performance information is available through troweprice.com.